Employee benefits - Schedule of Average Number Of Employed Persons (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Average number of employees	3,174	2,548	1,286
Sales and marketing department
Disclosure of defined benefit plans [line items]
Average number of employees	877	732	412
R&D, design and digital department
Disclosure of defined benefit plans [line items]
Average number of employees	1,616	1,259	452
Manufacturing department
Disclosure of defined benefit plans [line items]
Average number of employees	156	171	198
Management, administration & others department
Disclosure of defined benefit plans [line items]
Average number of employees	525	386	224